Consolidated Statements of Financial Position - CAD ($)		Jun. 30, 2024	Jun. 30, 2023
Current assets:
Cash		$ 5,270,405	$ 749,427
Short-term investment		920,000	6,550,000
Trade and other receivables		1,115,217	3,837,207
Unbilled revenue		666,748	7,405,866
Prepaid expenses and deposits		3,126,829	3,054,678
Inventory		6,530,650	448,721
Total current assets		17,629,849	22,045,899
Non-current liabilities:
Property, plant and equipment	[1]	3,454,923	950,133
Right-of-use assets		1,085,128	144,487
Development asset		8,909,371	1,106,503
Derivative asset		152,990
Tax equity asset		401,373
Goodwill		438,757
Intangible assets		2,001,447
Investment		5,152,023	722,515
Total non-current assets		21,596,012	2,923,638
Total assets		39,225,861	24,969,537
Current liabilities:
Trade and other payables		4,690,261	4,713,497
Unearned revenue		4,600,491	1,150,612
Current portion of long-term debt		448,229	151,111
Loan payables		1,309,884
Tax payable		2,112,606	929,944
Current portion of lease liability		148,787	44,961
Current portion of tax equity		78,592	93,751
Total current liabilities		13,388,850	7,083,876
Long-term debt		4,379,169	759,259
Other long-term liabilities		366,369
Deferred tax liabilities		1,073,835
Lease liability		992,687	128,350
Tax equity		300,650	366,856
Total non-current liabilities		7,112,710	1,254,465
Total liabilities		20,501,560	8,338,341
Shareholders’ equity:
Share capital		9,025,698	6,855,075
Contributed surplus		4,059,175	3,001,924
Accumulated other comprehensive income		99,681	(116,759)
Retained earnings		3,178,814	6,652,551
Equity attributable to shareholders of the company		16,363,368	16,392,791
Non-controlling interest		2,360,933	238,405
Total equity		18,724,301	16,631,196
Total liabilities and shareholders’ equity		$ 39,225,861	$ 24,969,537

[1]	Addition of IPP facilities for the fiscal year ended June 30, 2024 and 2023 relate to business acquisitions of OFIT GM and OFTI RT (Note 17).